Financial items	12 Months Ended
Dec. 31, 2023
Financial items [Abstract]
Financial items
10 Financial items

Full year
(in USD million) 2023 2022 2021
Foreign currency exchange gains/(losses) derivative

financial instruments

(1,476) 797 870
Other foreign currency exchange gains/(losses) 2,328 1,291 (823)
Net foreign currency exchange gains/(losses) 852 2,088 47
Dividends received 218 93 39
Interest income financial investments, including

cash and cash equivalents
1,468 398 38
Interest income non-current financial receivables 31 30 26
Interest income other current financial assets and other

financial items
732 701 48
Interest income and other financial income 2,449 1,222 151
Gains/(losses) financial investments 123 (394) (348)
Gains/(losses) other derivative financial instruments 351 (1,745) (708)
Interest expense bonds and bank loans and net

interest on related derivatives
(1,263) (1,029) (896)
Interest expense lease liabilities (132) (90) (93)
Capitalised borrowing costs 468 382 334
Accretion expense asset retirement obligations (538) (449) (453)
Interest expense current financial liabilities and

other financial expense
(195) (192) (114)
Interest expenses and other financial expenses (1,660) (1,379) (1,223)
Net financial items 2,114 (207) (2,080)
Equinor's main financial items relate to assets and liabilities in the fair value through profit or loss and the amortised cost categories.
For more information about financial instruments by category see note 28 Financial instruments and fair value measurement.
Foreign currency exchange gains/(losses) derivative financial instruments include fair value changes of currency derivatives related to
liquidity and currency risk. Other foreign currency exchange gains/(losses) includes a fair value gain from derivatives related to non-
current debt of USD 315

million in 2023, and a loss of USD
691

million and USD
702

million in 2022 and 2021 respectively.
Interest income financial investments, including cash and cash equivalents includes interest income related to balances at amortised
cost of USD 1,410

million, USD
364

million, and USD
12

million for 2023, 2022 and 2021, respectively.
Gains/(losses) other derivative financial instruments primarily include fair value changes from interest rate related derivatives, with a
gain of USD 332

million in 2023 and a loss of USD
1,760

million and USD
724

million in 2022 and 2021 respectively.
Interest expense bonds and bank loans and net interest on related derivatives includes interest expenses of USD
857

million, USD
918

million, and USD
990

million for 2023, 2022 and 2021, respectively, on financial liabilities at amortised cost. It also includes net interest on related derivatives at fair value through profit or loss, amounting to a net interest expense of USD
405

million for 2023 and
USD 111

million for 2022, and a net interest income of USD
94

million for 2021.